UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        JUNE 30, 2002
                                               ------------------------

Check here if Amendment [  ];                 Amendment Number: ___
     This Amendment (Check only one.):          [   ] is a restatement.
                                                [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:         YEAGER, WOOD & MARSHALL, INC.
              -----------------------------
Address:      630 FIFTH AVENUE, STE 2900
              -----------------------------
              NEW YORK, N.Y.  10111
              -----------------------------


Form 13F File Number:      28-113
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      GORDON M. MARCHAND
           ------------------
Title:     VICE PRESIDENT, TREASURER & CORPORATE SECRETARY
           ------------------------------------------------
Phone:     212-765-5350
           ------------

Signature, Place, and Date of Signing:

/S/ GORDON M. MARCHAND           NEW YORK, NY            AUGUST 12, 2002
----------------------        --------------------       ---------------
    [Signature]                   [City, State]              [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0
                                                 -------------

Form 13F Information Table Entry Total:                21
                                                 -------------

Form 13F Information Table Value Total:          $ 376,006,685
                                                 -------------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE






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
                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113
                                  DATE: 6/30/02


      ITEM 1:            ITEM 2:       ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:        ITEM 7:                ITEM 8:
NAME OF ISSUER        TITLE OF CLASS   CUSIP    FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER      VOTING AUTHORITY
                                       NUMBER       VALUE     PRINC. AMT.    SOLE   SHARED  OTHER         SOLE    SHARED      NONE

ABBOTT LABORATORIES   COMMON STOCK   002824100    14,142       375,612        X                          239000             136612
AUTOMATIC DATA        COMMON STOCK   053015103    15,061       345,832        X                          192200             153632
    PROCESSING, INC.
AMERICAN INT'L GROUP  COMMON STOCK   026874107    23,825       349,183        X                          204365             144818
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103    17,052       340,704        X                          188600             152104
GILLETTE COMPANY      COMMON STOCK   375766102    16,980       501,333        X                          288424             212909
HOME DEPOT INC.       COMMON STOCK   437076102    23,208       631,855        X                          373950             257905
JOHNSON & JOHNSON     COMMON STOCK   478160104    18,857       360,824        X                          180800             180024
COCA COLA COMPANY     COMMON STOCK   191216100    20,054       358,111        X                          186800             171311
MARRIOTT INTERNAT'L   COMMON STOCK   571903202    16,202       425,820        X                          225400             200420
MCDONALD'S CORP       COMMON STOCK   580135101    18,971       666,826        X                          365100             301726
MARSH & MCLENNAN CO   COMMON STOCK   571748102    15,776       163,310        X                           99800              63510
MERCK & CO. INC.      COMMON STOCK   589331107    15,137       298,915        X                          175300             123615
MICROSOFT CORP        COMMON STOCK   594918104       514         9,400        X                                               9400
PFIZER, INC.          COMMON STOCK   717081103    22,779       650,815        X                          385600             265215
STARBUCKS CORP.       COMMON STOCK   855244109    19,905       801,006        X                          398520             402486
STAPLES INC.          COMMON STOCK   855030102    17,838       905,478        X                          521325             384153
STATE STREET CORP.    COMMON STOCK   857477103    21,162       473,430        X                          241600             231830
TIFFANY & COMPANY     COMMON STOCK   886547108    20,156       572,610        X                          279970             292640
UNITED PARCEL SRVCE   COMMON STOCK   911312106    16,902       273,720        X                          160000             113720
WAL-MART STORES       COMMON STOCK   931142103    25,728       467,701        X                          230513             237188
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105    15,757       284,682        X                          175600             109082

GRAND TOTAL:                                 376,006,685
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